Employee Benefit Plans	12 Months Ended
Dec. 31, 2020
Postemployment Benefits [Abstract]
Employee Benefit Plans	Employee Benefit Plans
The Company is participating in a multiple employer defined contribution employee benefit plan covering substantially all employees with six months or more of service.  The Company matches a portion of the employees’ contributions and the plan has a discretionary profit sharing provision.  Total employer contributions were $320,000, $273,000 and $263,000 for the years ended December 31, 2020, 2019 and 2018, respectively.
The Company has an Employee Stock Purchase Plan (“ESPP”).  The ESPP allows employees of the Company to purchase stock quarterly through a payroll deduction at a discount calculated as 15% of the market value with a floor equal to the Company’s book value.  The ESPP, which was approved by stockholders in April 2018, became effective July 1, 2018. Participation in the ESPP is voluntary.  Employees are limited to investing $25,000 or 5% of their annual salary, whichever is lower, during the year.  At December 31, 2020, there were 28 employees participating.
The Company implemented an Incentive Compensation Plan (the "Plan") during the year ended December 31, 2014. Incentive awards are based on the financial and operating performance of the Company as well as other participant specific objectives. The Plan allows employees of the Company to earn up to 7.5 days of their annual salary for successfully completing specific goals established by the participants and their respective supervisors plus an additional 2.5 days of their annual salary if the Company meets an annual predetermined net operating income amount determined by the Board of Directors. The Company also implemented an Incentive Compensation Plan for executive level officers (the "Executive Plan"). Under this plan incentive awards are based on contributions to performance as measured by critical operating and financial ratios, and other participant specific objectives. The Company has to meet the annual predetermined net operating income amount determined by the Board of Directors for any incentive awards to be paid under the Executive Plan. If the Company does not meet the required net income amount, no incentives are paid regardless of the executive's performance on individual objectives or entity wide objectives.
In 2016, the Company implemented a Quarterly Branch Incentive Compensation Plan, and all branch employees were moved from the Plan to the Branch Incentive Plan. This plan is for retail branch employees only and pays incentive on a quarterly basis based on specific performance goals established for each branch location.
Participation in all three plans is voluntary. During the years ended December 31, 2020 and 2019, the Company incurred expenses of $302,000 and $100,050, respectively, related to these incentive plans.
Certain officers of the Company participate in a supplemental retirement plan.  These benefits are not qualified under the Internal Revenue Code and they are not funded.  During the years ended December 31, 2020, 2019 and 2018, the Company incurred expenses of $488,000, $496,000, and $396,000, respectively, for this plan.
Certain officers and directors of the Company participate in incentive and non-qualified stock option plans. In 2008, the 2008 Equity Incentive Plan (the "2008 Plan") was approved by stockholders and implemented by the Company. The 2008 Plan provided for the grant of non-qualified and incentive stock options, stock appreciation rights (“SARS”), and restricted stock awards. Under the 2008 Plan, 50,000 shares of common stock were reserved for the issuance of stock options and SARS in addition to 50,000 shares subject to restricted stock awards. Options are granted at exercise prices not less than the fair value of the Company’s common stock on the date of the grant.  The 2008 Plan expired during the year ended December 31, 2018. Since that date, there are no shares available for issuance under this plan for stock options or SARS. There were no stock options granted by the Company during the years ended December 31, 2020, 2019 and 2018.
At December 31, 2020, the Company had no options outstanding.
(17)         Employee Benefit Plans, Continued

The following is a summary of the activity under the Company’s incentive and non-qualified stock option plans for the year ended December 31, 2018:

	Year Ended December 31, 2018
	Shares	Weighted Avg. Exercise Price
Balance, Beginning of Period	4,500	$22.91
Options Exercised	450	22.91
Options Forfeited	4,050	22.91
Balance, End of Period	—	$—

During the years ended December 31, 2020, 2019 and 2018, no options vested. The aggregate intrinsic value of the stock options outstanding and exercisable was $0 at December 31, 2020, 2019 and 2018 and there was no compensation expense related to stock options during those years.  As of December 31, 2020, there was no unrecognized compensation cost related to non-vested stock options.